Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Apr. 27, 2015
Document Effective Date	Apr. 27, 2015
Prospectus Date	Apr. 27, 2015
Bridge Builder Large Cap Growth Fund | Institutional
Risk/Return:
Trading Symbol	BBGLX
Bridge Builder Large Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	BBVLX
Bridge Builder Small/Mid Cap Growth Fund | Institutional
Risk/Return:
Trading Symbol	BBGSX
Bridge Builder Small/Mid Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	BBVSX